Transactions with Affiliates (Details Textual) (USD $)	12 Months Ended					3 Months Ended	12 Months Ended								12 Months Ended			12 Months Ended							12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Jan. 02, 2013	Dec. 31, 2008 Affiliated Entity [Member]	Dec. 31, 2013 Affiliated Entity [Member]	Dec. 31, 2012 Affiliated Entity [Member]	Dec. 31, 2011 Affiliated Entity [Member]	Dec. 31, 2013 Hartford Life Insurance K.K. [Member]	Dec. 31, 2012 Hartford Life Insurance K.K. [Member]	Mar. 31, 2014 Hartford Life and Annuity Insurance Company [Member]	Dec. 31, 2013 Hartford Life and Annuity Insurance Company [Member] Hartford Life Liimited Ireland (HLL) Guaranteed Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit [Member]	Dec. 31, 2012 Hartford Life and Annuity Insurance Company [Member] Hartford Life Liimited Ireland (HLL) Guaranteed Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit [Member]	Dec. 31, 2007 Hartford Life and Annuity Insurance Company [Member] Hartford Life Insurance K.K. [Member] Guaranteed Minimum Accumulation Benefit [Member]	Dec. 31, 2013 Hartford Life and Annuity Insurance Company [Member] Hartford Life Insurance K.K. [Member] Guaranteed Minimum Death Benefit [Member]	Dec. 31, 2012 Hartford Life and Annuity Insurance Company [Member] Hartford Life Insurance K.K. [Member] Guaranteed Minimum Death Benefit [Member]	Dec. 31, 2008 Hartford Life and Annuity Insurance Company [Member] Hartford Life Insurance K.K. [Member] Guaranteed Minimum Income Benefit [Member]	Dec. 31, 2007 Hartford Life and Annuity Insurance Company [Member] Hartford Life Insurance K.K. [Member] Guaranteed Minimum Income Benefit [Member]	Dec. 31, 2013 Hartford Life and Annuity Insurance Company [Member] Hartford Life Insurance K.K. [Member] Guaranteed Minimum Income Benefit [Member]	Dec. 31, 2012 Hartford Life and Annuity Insurance Company [Member] Hartford Life Insurance K.K. [Member] Guaranteed Minimum Income Benefit [Member]	Dec. 31, 2012 Hartford Life and Annuity Insurance Company [Member] Hartford Life International Limited [Member] Guaranteed Minimum Death Benefit [Member]	Dec. 31, 2013 Hartford Life and Annuity Insurance Company [Member] White River Life Reinsurance (WRR) [Member]	Dec. 31, 2012 Hartford Life and Annuity Insurance Company [Member] White River Life Reinsurance (WRR) [Member]	Dec. 31, 2013 HLAI [Member]	Dec. 31, 2013 Net Income Impact [Member]	Dec. 31, 2012 Net Income Impact [Member]
Related Party Transaction [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal				$ 0																					$ 344
Premiums, Percentage Assumed to Net	1.00%		0.00%	0.00%
Life Insurance in Force Premiums, Percentage Assumed to Net	1.00%		0.00%	1.00%											100.00%			100.00%	100.00%
Assumed Liability for Unpaid Claims and Claims Adjustment Expense							54,000,000	53,000,000		1,500,000,000	2,100,000,000
Assumed Premiums Earned	13,000,000		8,000,000	13,000,000			8,000,000	28,000,000	12,000,000
Payout annuity						2,200,000,000
Payout annuity period						12 years
Reinsurance assumed risk	3,894,000,000	[1],[2]														0	2,700,000,000					42
Derivative Liability, Fair Value, Gross Liability																				500,000,000	1,800,000,000
Derivative Liability													4,000,000	0						0	22	4
Reinsurance Payable																							129,000,000,000	1,300,000,000
Deposit liabilities																							638,000,000	527,000,000,000
Reinsurance recoverables	19,794,000,000		2,893,000,000																							495,000,000,000	900,000,000,000
Funds Held under Reinsurance Agreements, Liability					$ 691							$ 310,000,000

[1]	NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.
[2]	MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).